Shareholder Report, Holdings (Details)	May 31, 2025
C000230310 | Palantir Technologies, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000230310 | Rubrik, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000230310 | Nutanix, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230310 | Snowflake, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230310 | InterDigital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230310 | Commvault Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000230310 | MicroStrategy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230310 | Tyler Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230310 | Dynatrace, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230310 | Informatica, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230310 | Information Technology
Holdings [Line Items]
Percent of Total Investments	97.40%
C000230310 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230310 | United States
Holdings [Line Items]
Percent of Total Investments	86.10%
C000230310 | Israel
Holdings [Line Items]
Percent of Total Investments	7.50%
C000230310 | France
Holdings [Line Items]
Percent of Total Investments	2.70%
C000230310 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.50%
C000230310 | Canada
Holdings [Line Items]
Percent of Total Investments	1.10%
C000195295 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	90.40%
C000124906 | Enbridge, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000124906 | Vinci SA,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000124906 | National Grid plc,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000124906 | American Tower Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000124906 | TC Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000124906 | Williams Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000124906 | Kinder Morgan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124906 | Energy Transfer LP,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124906 | Cheniere Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000124906 | ONEOK, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000124906 | Sector Others
Holdings [Line Items]
Percent of Total Investments	6.30%
C000124906 | Others country
Holdings [Line Items]
Percent of Total Investments	10.10%
C000124906 | Utilities
Holdings [Line Items]
Percent of Total Investments	36.40%
C000124906 | Energy
Holdings [Line Items]
Percent of Total Investments	35.70%
C000124906 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.30%
C000124906 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.40%
C000124906 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.80%
C000124906 | Financials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000124906 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.30%
C000124906 | United States
Holdings [Line Items]
Percent of Total Investments	47.60%
C000124906 | France
Holdings [Line Items]
Percent of Total Investments	6.30%
C000124906 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	7.40%
C000124906 | Canada
Holdings [Line Items]
Percent of Total Investments	17.90%
C000124906 | Spain
Holdings [Line Items]
Percent of Total Investments	6.30%
C000124906 | Australia
Holdings [Line Items]
Percent of Total Investments	2.90%
C000124906 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000124906 | China
Holdings [Line Items]
Percent of Total Investments	1.80%
C000124906 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.40%
C000124906 | Japan
Holdings [Line Items]
Percent of Total Investments	1.30%
C000182948 | Marathon Petroleum Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000182948 | Valero Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000182948 | United Airlines Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182948 | Dollar General Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182948 | TJX Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182948 | Genuine Parts Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000182948 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182948 | EOG Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182948 | Diamondback Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000182948 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.10%
C000182948 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.90%
C000182948 | Energy
Holdings [Line Items]
Percent of Total Investments	26.30%
C000182948 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000182948 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000182948 | Financials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000182948 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000182948 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	19.70%
C000182948 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.20%
C000115056 | 3i Group plc,
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000115056 | Ares Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000115056 | FS KKR Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000115056 | Main Street Capital Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000115056 | Onex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000115056 | Golub Capital BDC, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000115056 | Eurazeo SE,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000115056 | HgCapital Trust plc,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000115056 | Hercules Capital, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000115056 | Wendel SE,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000115056 | Others country
Holdings [Line Items]
Percent of Total Investments	7.60%
C000115056 | United States
Holdings [Line Items]
Percent of Total Investments	54.00%
C000115056 | France
Holdings [Line Items]
Percent of Total Investments	8.30%
C000115056 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	20.70%
C000115056 | Canada
Holdings [Line Items]
Percent of Total Investments	6.80%
C000115056 | Sweden
Holdings [Line Items]
Percent of Total Investments	4.50%
C000115056 | Belgium
Holdings [Line Items]
Percent of Total Investments	4.00%
C000115056 | Switzerland
Holdings [Line Items]
Percent of Total Investments	1.90%
C000096244 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | FTAI Aviation Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Hims & Hers Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Rocket Lab Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Mueller Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | HealthEquity, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000096244 | Sector Others
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096244 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.80%
C000096244 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.20%
C000096244 | Energy
Holdings [Line Items]
Percent of Total Investments	0.60%
C000096244 | Industrials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000096244 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.80%
C000096244 | Financials
Holdings [Line Items]
Percent of Total Investments	2.60%
C000096244 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.30%
C000096244 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.10%
C000096244 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	67.10%
C000096244 | Materials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000123089 | Sunrise FinCo. I BV,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000123089 | DISH Network Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123089 | CCO Holdings LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123089 | Medline Borrower LP,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123089 | Cloud Software Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123089 | Community Health Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | Standard Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000123089 | Mauser Packaging Solutions Holding Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | Carnival Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000123089 | First Quantum Minerals Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123089 | Sector Others
Holdings [Line Items]
Percent of Total Investments	6.50%
C000123089 | Information Technology
Holdings [Line Items]
Percent of Total Investments	4.90%
C000123089 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.60%
C000123089 | Energy
Holdings [Line Items]
Percent of Total Investments	7.90%
C000123089 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.00%
C000123089 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.50%
C000123089 | Communication Services
Holdings [Line Items]
Percent of Total Investments	18.10%
C000123089 | Financials
Holdings [Line Items]
Percent of Total Investments	9.80%
C000123089 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.90%
C000123089 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.50%
C000123089 | Materials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000107655 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000107655 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000132381 | Bank of America Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132381 | Morgan Stanley,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132381 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000132381 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000132381 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000132381 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Time Warner Cable LLC,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000132381 | Altria Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132381 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000132381 | Sector Others
Holdings [Line Items]
Percent of Total Investments	1.10%
C000132381 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.60%
C000132381 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	3.30%
C000132381 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000132381 | Energy
Holdings [Line Items]
Percent of Total Investments	7.40%
C000132381 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000132381 | Communication Services
Holdings [Line Items]
Percent of Total Investments	13.70%
C000132381 | Financials
Holdings [Line Items]
Percent of Total Investments	37.10%
C000132381 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.80%
C000132381 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.90%
C000132381 | Materials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000171471 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	82.50%
C000059344 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000059344 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059344 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059344 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059344 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059344 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000059344 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059344 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059344 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000059344 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000059344 | Sector Others
Holdings [Line Items]
Percent of Total Investments	5.50%
C000059344 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.40%
C000059344 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000059344 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000059344 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.60%
C000059344 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000059344 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.00%
C000059344 | Financials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000059344 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.70%
C000059344 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000059344 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.80%
C000195298 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000195298 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000195298 | eBay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000195298 | Carvana Co.,A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000195298 | Coupang, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000195298 | Etsy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000195298 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000195298 | Revolve Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195298 | Wayfair, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000195298 | PDD Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000195298 | Sector Others
Holdings [Line Items]
Percent of Total Investments	4.00%
C000195298 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	80.60%
C000195298 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.70%
C000195298 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.60%
C000195298 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000115055 | Direct Line Insurance Group plc,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000115055 | Gold Road Resources Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | Everi Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | Covestro AG,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | Spirit AeroSystems Holdings, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | Parkland Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | Redfin Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | AZEK Co., Inc. (The),A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | Triumph Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | Skechers USA, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000115055 | Sector Others
Holdings [Line Items]
Percent of Total Investments	11.60%
C000115055 | Others country
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115055 | Information Technology
Holdings [Line Items]
Percent of Total Investments	5.70%
C000115055 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.40%
C000115055 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.30%
C000115055 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115055 | Financials
Holdings [Line Items]
Percent of Total Investments	9.10%
C000115055 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	29.40%
C000115055 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.60%
C000115055 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000115055 | Materials
Holdings [Line Items]
Percent of Total Investments	5.90%
C000115055 | United States
Holdings [Line Items]
Percent of Total Investments	87.50%
C000115055 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.50%
C000115055 | Canada
Holdings [Line Items]
Percent of Total Investments	2.90%
C000115055 | Australia
Holdings [Line Items]
Percent of Total Investments	3.00%
C000115055 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000234747 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234747 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234747 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234747 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234747 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234747 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234747 | ROBLOX Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234747 | fuboTV, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234747 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234747 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234747 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.70%
C000234747 | Information Technology
Holdings [Line Items]
Percent of Total Investments	55.00%
C000234747 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000234747 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000234747 | Communication Services
Holdings [Line Items]
Percent of Total Investments	32.50%
C000234747 | Health Care
Holdings [Line Items]
Percent of Total Investments	1.10%
C000144590 | Northern Star Resources Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000144590 | BAE Systems plc,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Sumitomo Realty & Development Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Kao Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Chocoladefabriken Lindt & Spruengli AG,PC
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Shionogi & Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Tokio Marine Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Segro plc,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Nippon Telegraph & Telephone Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Astellas Pharma, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000144590 | Sector Others
Holdings [Line Items]
Percent of Total Investments	5.70%
C000144590 | Others country
Holdings [Line Items]
Percent of Total Investments	12.90%
C000144590 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.30%
C000144590 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.40%
C000144590 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.10%
C000144590 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144590 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.20%
C000144590 | Financials
Holdings [Line Items]
Percent of Total Investments	8.70%
C000144590 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.00%
C000144590 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.40%
C000144590 | Materials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000144590 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	16.00%
C000144590 | Australia
Holdings [Line Items]
Percent of Total Investments	8.80%
C000144590 | Italy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000144590 | Japan
Holdings [Line Items]
Percent of Total Investments	29.20%
C000144590 | Belgium
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144590 | Switzerland
Holdings [Line Items]
Percent of Total Investments	12.40%
C000144590 | Germany
Holdings [Line Items]
Percent of Total Investments	5.00%
C000144590 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.70%
C000144590 | Denmark
Holdings [Line Items]
Percent of Total Investments	3.70%
C000144590 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144591 | CSPC Pharmaceutical Group Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000144591 | Hangzhou Tigermed Consulting Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144591 | Wistron Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144591 | LG Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144591 | Tata Elxsi Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144591 | Pidilite Industries Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000144591 | Metlen Energy & Metals SA,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Localiza Rent a Car SA,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | China Coal Energy Co. Ltd.,H
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Coca-Cola Femsa SAB de CV,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000144591 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.00%
C000144591 | Others country
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144591 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.00%
C000144591 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.00%
C000144591 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.70%
C000144591 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.00%
C000144591 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.80%
C000144591 | Financials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000144591 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144591 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	21.40%
C000144591 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.60%
C000144591 | Materials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000144591 | United States
Holdings [Line Items]
Percent of Total Investments	2.40%
C000144591 | Israel
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144591 | China
Holdings [Line Items]
Percent of Total Investments	49.70%
C000144591 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000144591 | India
Holdings [Line Items]
Percent of Total Investments	20.00%
C000144591 | South Korea
Holdings [Line Items]
Percent of Total Investments	6.10%
C000144591 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.10%
C000144591 | Brazil
Holdings [Line Items]
Percent of Total Investments	3.90%
C000144591 | Greece
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144591 | South Africa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000144592 | BAE Systems plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Chocoladefabriken Lindt & Spruengli AG,PC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Segro plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | United Utilities Group plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Legal & General Group plc,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Recordati Industria Chimica e Farmaceutica SpA,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Sofina SA,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000144592 | Nemetschek SE,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Lotus Bakeries NV,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Givaudan SA (Registered),
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000144592 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.10%
C000144592 | Others country
Holdings [Line Items]
Percent of Total Investments	7.50%
C000144592 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.10%
C000144592 | Utilities
Holdings [Line Items]
Percent of Total Investments	8.80%
C000144592 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000144592 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000144592 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.40%
C000144592 | Financials
Holdings [Line Items]
Percent of Total Investments	8.90%
C000144592 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	11.10%
C000144592 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.40%
C000144592 | Materials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000144592 | France
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144592 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	28.40%
C000144592 | Spain
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144592 | Italy
Holdings [Line Items]
Percent of Total Investments	6.60%
C000144592 | Belgium
Holdings [Line Items]
Percent of Total Investments	6.70%
C000144592 | Switzerland
Holdings [Line Items]
Percent of Total Investments	22.10%
C000144592 | Germany
Holdings [Line Items]
Percent of Total Investments	8.90%
C000144592 | Denmark
Holdings [Line Items]
Percent of Total Investments	6.40%
C000144592 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.30%
C000144592 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.20%
C000222595 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Nintendo Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Corteva, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | Roche Holding AG,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222595 | DoorDash, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Nutrien Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Symrise AG,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | AbbVie, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000222595 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.60%
C000222595 | Others country
Holdings [Line Items]
Percent of Total Investments	1.90%
C000222595 | Information Technology
Holdings [Line Items]
Percent of Total Investments	23.70%
C000222595 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
C000222595 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000222595 | Communication Services
Holdings [Line Items]
Percent of Total Investments	14.90%
C000222595 | Financials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000222595 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000222595 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000222595 | Health Care
Holdings [Line Items]
Percent of Total Investments	24.50%
C000222595 | Materials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000222595 | United States
Holdings [Line Items]
Percent of Total Investments	76.90%
C000222595 | Canada
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222595 | Australia
Holdings [Line Items]
Percent of Total Investments	0.80%
C000222595 | China
Holdings [Line Items]
Percent of Total Investments	5.10%
C000222595 | Japan
Holdings [Line Items]
Percent of Total Investments	2.90%
C000222595 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.30%
C000222595 | Germany
Holdings [Line Items]
Percent of Total Investments	3.80%
C000222595 | India
Holdings [Line Items]
Percent of Total Investments	0.70%
C000222595 | Ireland
Holdings [Line Items]
Percent of Total Investments	2.00%
C000222595 | Singapore
Holdings [Line Items]
Percent of Total Investments	1.70%
C000230308 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230308 | Taiwan Semiconductor Manufacturing Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230308 | United Microelectronics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230308 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230308 | Axcelis Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230308 | ASML Holding NV,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230308 | KLA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230308 | SCREEN Holdings Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230308 | Hanwha Solutions Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230308 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230308 | Others country
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230308 | Information Technology
Holdings [Line Items]
Percent of Total Investments	73.40%
C000230308 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.70%
C000230308 | Materials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000230308 | United States
Holdings [Line Items]
Percent of Total Investments	55.80%
C000230308 | Japan
Holdings [Line Items]
Percent of Total Investments	9.10%
C000230308 | Germany
Holdings [Line Items]
Percent of Total Investments	5.90%
C000230308 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230308 | South Korea
Holdings [Line Items]
Percent of Total Investments	13.70%
C000230308 | Taiwan
Holdings [Line Items]
Percent of Total Investments	10.20%
C000227376 | Palantir Technologies, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000227376 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227376 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227376 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227376 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227376 | DoorDash, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227376 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227376 | Cintas Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000227376 | Fastenal Co.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227376 | Coca-Cola Europacific Partners plc,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227376 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.70%
C000227376 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	28.70%
C000227376 | Utilities
Holdings [Line Items]
Percent of Total Investments	13.20%
C000227376 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000227376 | Communication Services
Holdings [Line Items]
Percent of Total Investments	19.20%
C000227376 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000227376 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.40%
C000227376 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.10%
C000227376 | United States
Holdings [Line Items]
Percent of Total Investments	95.20%
C000227376 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.70%
C000247835 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000247835 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247835 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000247835 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000247835 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000247835 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000247835 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000247835 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247835 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000247835 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247835 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.70%
C000247835 | Information Technology
Holdings [Line Items]
Percent of Total Investments	49.30%
C000247835 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	13.40%
C000247835 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000247835 | Energy
Holdings [Line Items]
Percent of Total Investments	0.50%
C000247835 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000247835 | Communication Services
Holdings [Line Items]
Percent of Total Investments	14.90%
C000247835 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.30%
C000247835 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000247835 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.90%
C000247835 | Materials
Holdings [Line Items]
Percent of Total Investments	1.30%
C000230307 | ROBLOX Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230307 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000230307 | DoorDash, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230307 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000230307 | Tencent Music Entertainment Group,A
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230307 | Spotify Technology SA,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230307 | NetEase, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000230307 | Capcom Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230307 | Uber Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230307 | Krafton, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230307 | Sector Others
Holdings [Line Items]
Percent of Total Investments	5.60%
C000230307 | Others country
Holdings [Line Items]
Percent of Total Investments	7.80%
C000230307 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.40%
C000230307 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.00%
C000230307 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.20%
C000230307 | Communication Services
Holdings [Line Items]
Percent of Total Investments	63.30%
C000230307 | United States
Holdings [Line Items]
Percent of Total Investments	46.50%
C000230307 | China
Holdings [Line Items]
Percent of Total Investments	6.60%
C000230307 | Japan
Holdings [Line Items]
Percent of Total Investments	9.40%
C000230307 | Germany
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230307 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	11.30%
C000230307 | Netherlands
Holdings [Line Items]
Percent of Total Investments	2.30%
C000230307 | South Korea
Holdings [Line Items]
Percent of Total Investments	5.40%
C000230307 | Taiwan
Holdings [Line Items]
Percent of Total Investments	3.80%
C000230307 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230307 | Luxembourg
Holdings [Line Items]
Percent of Total Investments	5.50%
C000204726 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000204726 | Alibaba Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000204726 | eBay, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000204726 | Carvana Co.,A
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000204726 | Coupang, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000204726 | Etsy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000204726 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000204726 | Revolve Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204726 | Wayfair, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000204726 | PDD Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204726 | Sector Others
Holdings [Line Items]
Percent of Total Investments	4.50%
C000204726 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	95.60%
C000204726 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.20%
C000204726 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000204726 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.10%
C000202974 | Chewy, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000202974 | Zoetis, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000202974 | IDEXX Laboratories, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000202974 | Freshpet, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000202974 | Pets at Home Group plc,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000202974 | Vimian Group AB,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000202974 | Virbac SACA,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000202974 | Trupanion, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000202974 | Pet Valu Holdings Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000202974 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202974 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202974 | Others country
Holdings [Line Items]
Percent of Total Investments	0.10%
C000202974 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	26.50%
C000202974 | Financials
Holdings [Line Items]
Percent of Total Investments	6.40%
C000202974 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000202974 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	25.00%
C000202974 | Health Care
Holdings [Line Items]
Percent of Total Investments	41.40%
C000202974 | United States
Holdings [Line Items]
Percent of Total Investments	65.30%
C000202974 | France
Holdings [Line Items]
Percent of Total Investments	4.60%
C000202974 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	11.30%
C000202974 | Canada
Holdings [Line Items]
Percent of Total Investments	4.40%
C000202974 | Japan
Holdings [Line Items]
Percent of Total Investments	2.00%
C000202974 | Sweden
Holdings [Line Items]
Percent of Total Investments	6.30%
C000202974 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.20%
C000202974 | Thailand
Holdings [Line Items]
Percent of Total Investments	1.40%
C000150378 | Universal Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150378 | TXNM Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150378 | Badger Meter, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000150378 | Ensign Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Watts Water Technologies, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | CareTrust REIT, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Alamo Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Douglas Dynamics, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150378 | Lindsay Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Oil-Dri Corp. of America,
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000150378 | Sector Others
Holdings [Line Items]
Percent of Total Investments	1.00%
C000150378 | Information Technology
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150378 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.00%
C000150378 | Utilities
Holdings [Line Items]
Percent of Total Investments	19.00%
C000150378 | Industrials
Holdings [Line Items]
Percent of Total Investments	24.20%
C000150378 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.00%
C000150378 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000150378 | Financials
Holdings [Line Items]
Percent of Total Investments	30.60%
C000150378 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.20%
C000150378 | Health Care
Holdings [Line Items]
Percent of Total Investments	2.30%
C000150378 | Materials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000253563 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000253563 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253563 | FTAI Aviation Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Hims & Hers Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Rocket Lab Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000253563 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Mueller Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | HealthEquity, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253563 | Sector Others
Holdings [Line Items]
Percent of Total Investments	7.20%
C000253563 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000253563 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000253563 | Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000253563 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.60%
C000253563 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.50%
C000253563 | Financials
Holdings [Line Items]
Percent of Total Investments	17.80%
C000253563 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.60%
C000253563 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.00%
C000253563 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.60%
C000253563 | Materials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000214312 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Universal Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214312 | Carlisle Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000214312 | National Fuel Gas Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | UGI Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | WW Grainger, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Cincinnati Financial Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Automatic Data Processing, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214312 | Franklin Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Atmos Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214312 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.70%
C000214312 | Utilities
Holdings [Line Items]
Percent of Total Investments	16.40%
C000214312 | Energy
Holdings [Line Items]
Percent of Total Investments	1.40%
C000214312 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.70%
C000214312 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000214312 | Financials
Holdings [Line Items]
Percent of Total Investments	15.00%
C000214312 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000214312 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	23.40%
C000214312 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.80%
C000214312 | Materials
Holdings [Line Items]
Percent of Total Investments	12.20%
C000131287 | Cincinnati Financial Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Automatic Data Processing, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Franklin Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Emerson Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000131287 | Cardinal Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Nordson Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Pentair plc,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Eversource Energy,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Ecolab, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000131287 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.00%
C000131287 | Information Technology
Holdings [Line Items]
Percent of Total Investments	2.90%
C000131287 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.40%
C000131287 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000131287 | Energy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000131287 | Industrials
Holdings [Line Items]
Percent of Total Investments	22.90%
C000131287 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000131287 | Financials
Holdings [Line Items]
Percent of Total Investments	13.10%
C000131287 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	22.30%
C000131287 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000131287 | Materials
Holdings [Line Items]
Percent of Total Investments	11.70%
C000160294 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000160294 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000160294 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000160294 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000160294 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160294 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160294 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160294 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160294 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160294 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160294 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160294 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.50%
C000160294 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000160294 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000160294 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000160294 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160294 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.90%
C000160294 | Financials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000160294 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000160294 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.90%
C000160294 | Materials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000160295 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000160295 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000160295 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000160295 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000160295 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000160295 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160295 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160295 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000160295 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000160295 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000160295 | Information Technology
Holdings [Line Items]
Percent of Total Investments	37.70%
C000160295 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.70%
C000160295 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.00%
C000160295 | Energy
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160295 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000160295 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160295 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.20%
C000160295 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	7.00%
C000160295 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.50%
C000160295 | Materials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000160296 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000160296 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000160296 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000160296 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000160296 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000160296 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000160296 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160296 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000160296 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000160296 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160296 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160296 | Information Technology
Holdings [Line Items]
Percent of Total Investments	34.90%
C000160296 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000160296 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.80%
C000160296 | Energy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000160296 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.60%
C000160296 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000160296 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.60%
C000160296 | Financials
Holdings [Line Items]
Percent of Total Investments	15.80%
C000160296 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.50%
C000160296 | Materials
Holdings [Line Items]
Percent of Total Investments	2.20%
C000160299 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000160299 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000160299 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000160299 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000160299 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000160299 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000160299 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000160299 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000160299 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000160299 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000160299 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.10%
C000160299 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	15.50%
C000160299 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.60%
C000160299 | Energy
Holdings [Line Items]
Percent of Total Investments	4.40%
C000160299 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000160299 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.10%
C000160299 | Communication Services
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160299 | Financials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000160299 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.60%
C000160299 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.00%
C000160299 | Materials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000244194 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244194 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244194 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000244194 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244194 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000244194 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000244194 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244194 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244194 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244194 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244194 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.90%
C000244194 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.60%
C000244194 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.30%
C000244194 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.40%
C000244194 | Energy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000244194 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000244194 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.30%
C000244194 | Financials
Holdings [Line Items]
Percent of Total Investments	13.80%
C000244194 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.70%
C000244194 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.70%
C000244194 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.30%
C000238747 | Vale Indonesia Tbk. PT,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000238747 | Aneka Tambang Tbk.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238747 | IGO Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000238747 | Mineral Resources Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000238747 | AMG Critical Materials NV,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000238747 | Tibet Mineral Development Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000238747 | Sinomine Resource Group Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238747 | Jinchuan Group International Resources Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000238747 | Zangge Mining Co. Ltd.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238747 | Pilbara Minerals Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000238747 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.80%
C000238747 | Others country
Holdings [Line Items]
Percent of Total Investments	10.70%
C000238747 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	0.90%
C000238747 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000238747 | Materials
Holdings [Line Items]
Percent of Total Investments	94.60%
C000238747 | United States
Holdings [Line Items]
Percent of Total Investments	3.00%
C000238747 | France
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238747 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.90%
C000238747 | Canada
Holdings [Line Items]
Percent of Total Investments	6.00%
C000238747 | Australia
Holdings [Line Items]
Percent of Total Investments	18.20%
C000238747 | China
Holdings [Line Items]
Percent of Total Investments	29.80%
C000238747 | Japan
Holdings [Line Items]
Percent of Total Investments	4.20%
C000238747 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.70%
C000238747 | South Africa
Holdings [Line Items]
Percent of Total Investments	9.10%
C000238747 | Indonesia
Holdings [Line Items]
Percent of Total Investments	12.90%
C000230306 | GE Vernova, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230306 | Ormat Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230306 | Arcosa, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230306 | Shoals Technologies Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230306 | Bloom Energy Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230306 | Canadian Solar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230306 | NEXTracker, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230306 | Generac Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000230306 | JinkoSolar Holding Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230306 | First Solar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000230306 | Sector Others
Holdings [Line Items]
Percent of Total Investments	22.80%
C000230306 | Others country
Holdings [Line Items]
Percent of Total Investments	22.80%
C000230306 | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.60%
C000230306 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.90%
C000230306 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.40%
C000230306 | Energy
Holdings [Line Items]
Percent of Total Investments	3.00%
C000230306 | Industrials
Holdings [Line Items]
Percent of Total Investments	56.90%
C000230306 | United States
Holdings [Line Items]
Percent of Total Investments	82.10%
C000230306 | Canada
Holdings [Line Items]
Percent of Total Investments	7.80%
C000230306 | China
Holdings [Line Items]
Percent of Total Investments	7.80%
C000230306 | Norway
Holdings [Line Items]
Percent of Total Investments	2.20%
C000230304 | Emerson Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000230304 | Ouster, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000230304 | Zebra Technologies Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230304 | Rockwell Automation, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000230304 | Cognex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230304 | Autodesk, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000230304 | 3D Systems Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000230304 | SK Telecom Co. Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230304 | Tower Semiconductor Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230304 | ON Semiconductor Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000230304 | Information Technology
Holdings [Line Items]
Percent of Total Investments	55.60%
C000230304 | Industrials
Holdings [Line Items]
Percent of Total Investments	33.10%
C000230304 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000230304 | Materials
Holdings [Line Items]
Percent of Total Investments	3.30%
C000230304 | United States
Holdings [Line Items]
Percent of Total Investments	83.20%
C000230304 | Israel
Holdings [Line Items]
Percent of Total Investments	3.70%
C000230304 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.80%
C000230304 | South Korea
Holdings [Line Items]
Percent of Total Investments	7.50%
C000230304 | Turkey
Holdings [Line Items]
Percent of Total Investments	3.60%
C000150377 | Ensign Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | UGI Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150377 | Evercore, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150377 | SEI Investments Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150377 | Polaris, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Toro Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Thor Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | Cullen/Frost Bankers, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150377 | RPM International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150377 | MSA Safety, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150377 | Sector Others
Holdings [Line Items]
Percent of Total Investments	2.10%
C000150377 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.20%
C000150377 | Utilities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000150377 | Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000150377 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000150377 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000150377 | Financials
Holdings [Line Items]
Percent of Total Investments	31.50%
C000150377 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000150377 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.00%
C000150377 | Materials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000214314 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214314 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214314 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | Cognex Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214314 | Microchip Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214314 | Amphenol Corp.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000214314 | Intuit, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | Littelfuse, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | Monolithic Power Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214314 | Information Technology
Holdings [Line Items]
Percent of Total Investments	80.60%
C000214314 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000214314 | Financials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000214314 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230303 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000230303 | RPM International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | Universal Display Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | Corning, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | NIDEC Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | Syensqo SA,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000230303 | PPG Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | Sika AG (Registered),
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | 3M Co.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000230303 | Akzo Nobel NV,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000230303 | Information Technology
Holdings [Line Items]
Percent of Total Investments	27.50%
C000230303 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000230303 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230303 | Materials
Holdings [Line Items]
Percent of Total Investments	53.10%
C000230303 | United States
Holdings [Line Items]
Percent of Total Investments	53.90%
C000230303 | France
Holdings [Line Items]
Percent of Total Investments	7.30%
C000230303 | Japan
Holdings [Line Items]
Percent of Total Investments	4.70%
C000230303 | Belgium
Holdings [Line Items]
Percent of Total Investments	8.50%
C000230303 | Switzerland
Holdings [Line Items]
Percent of Total Investments	4.60%
C000230303 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.50%
C000230303 | South Korea
Holdings [Line Items]
Percent of Total Investments	15.70%
C000234857 | Deutsche Post AG,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000234857 | Amadeus IT Group SA,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234857 | Canadian Pacific Kansas City Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000234857 | Brambles Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234857 | Canadian National Railway Co.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234857 | Union Pacific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234857 | Norfolk Southern Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000234857 | CSX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234857 | Evergreen Marine Corp. Taiwan Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234857 | Expeditors International of Washington, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234857 | Others country
Holdings [Line Items]
Percent of Total Investments	4.50%
C000234857 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.40%
C000234857 | Industrials
Holdings [Line Items]
Percent of Total Investments	93.60%
C000234857 | United States
Holdings [Line Items]
Percent of Total Investments	46.50%
C000234857 | Canada
Holdings [Line Items]
Percent of Total Investments	11.50%
C000234857 | Spain
Holdings [Line Items]
Percent of Total Investments	5.30%
C000234857 | Australia
Holdings [Line Items]
Percent of Total Investments	5.80%
C000234857 | China
Holdings [Line Items]
Percent of Total Investments	5.10%
C000234857 | Japan
Holdings [Line Items]
Percent of Total Investments	2.90%
C000234857 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.60%
C000234857 | Germany
Holdings [Line Items]
Percent of Total Investments	5.60%
C000234857 | South Korea
Holdings [Line Items]
Percent of Total Investments	2.10%
C000234857 | Taiwan
Holdings [Line Items]
Percent of Total Investments	6.90%
C000082080 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000082080 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000082081 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000082081 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	107.10%
C000038820 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000038820 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000038820 | Take-Two Interactive Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038820 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000038820 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000038820 | Walt Disney Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038820 | Live Nation Entertainment, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038820 | Charter Communications, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038820 | Electronic Arts, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038820 | AT&T, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038820 | Communication Services
Holdings [Line Items]
Percent of Total Investments	67.20%
C000038820 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	9.90%
C000038810 | TJX Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038810 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000038810 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000038810 | Booking Holdings, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000038810 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038810 | McDonald's Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038810 | Lowe's Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038810 | Starbucks Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038810 | O'Reilly Automotive, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038810 | NIKE, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038810 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	72.10%
C000038810 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	16.40%
C000038810 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	18.00%
C000038809 | Walmart, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000038809 | Altria Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038809 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038809 | Procter & Gamble Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000038809 | Philip Morris International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038809 | Coca-Cola Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038809 | Mondelez International, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038809 | Colgate-Palmolive Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038809 | PepsiCo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038809 | Kimberly-Clark Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038809 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	10.70%
C000038809 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	71.20%
C000038809 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	6.00%
C000018464 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000018464 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000018464 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018464 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018464 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018464 | McDonald's Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000018464 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000018464 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000018464 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018464 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000018464 | Sector Others
Holdings [Line Items]
Percent of Total Investments	1.50%
C000018464 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.60%
C000018464 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.70%
C000018464 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.50%
C000018464 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000018464 | Financials
Holdings [Line Items]
Percent of Total Investments	20.30%
C000018464 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.90%
C000018464 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018464 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.30%
C000018464 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	9.10%
C000018464 | Materials
Holdings [Line Items]
Percent of Total Investments	4.10%
C000038814 | Williams Cos., Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000038814 | Kinder Morgan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038814 | ONEOK, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038814 | Marathon Petroleum Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038814 | Exxon Mobil Corp.,
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000038814 | EOG Resources, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038814 | Chevron Corp.,
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000038814 | ConocoPhillips,
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000038814 | Phillips 66,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038814 | Schlumberger NV,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000038814 | Energy
Holdings [Line Items]
Percent of Total Investments	78.10%
C000038814 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	14.30%
C000038814 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.80%
C000038811 | Bank of America Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038811 | JPMorgan Chase & Co.,
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000038811 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038811 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038811 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038811 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038811 | Mastercard, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038811 | Wells Fargo & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038811 | Progressive Corp. (The),
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038811 | S&P Global, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000038811 | Financials
Holdings [Line Items]
Percent of Total Investments	73.10%
C000038811 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	5.10%
C000038811 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	5.70%
C000063937 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	47.60%
C000063937 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000088640 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000088640 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000038812 | Eli Lilly & Co.,
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000038812 | AbbVie, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038812 | Merck & Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038812 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000038812 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038812 | Johnson & Johnson,
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000038812 | Abbott Laboratories,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038812 | Intuitive Surgical, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038812 | Boston Scientific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038812 | Thermo Fisher Scientific, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038812 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.10%
C000038812 | Health Care
Holdings [Line Items]
Percent of Total Investments	80.00%
C000038812 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	26.40%
C000098413 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	74.90%
C000098413 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000038813 | Uber Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038813 | Automatic Data Processing, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038813 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038813 | GE Vernova, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038813 | Union Pacific Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038813 | General Electric Co.,
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000038813 | RTX Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038813 | Boeing Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038813 | Honeywell International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000038813 | Deere & Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038813 | Industrials
Holdings [Line Items]
Percent of Total Investments	71.20%
C000038813 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.00%
C000038813 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	13.20%
C000038872 | Corteva, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038872 | Ecolab, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000038872 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000038872 | Linde plc,
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000038872 | Newmont Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038872 | Air Products and Chemicals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038872 | Freeport-McMoRan, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038872 | Vulcan Materials Co.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038872 | Martin Marietta Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000038872 | DuPont de Nemours, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000038872 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	15.00%
C000038872 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	9.10%
C000038872 | Materials
Holdings [Line Items]
Percent of Total Investments	72.00%
C000018463 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Carlisle Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Interactive Brokers Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000018463 | EMCOR Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | Duolingo, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | RB Global, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000018463 | US Foods Holding Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Guidewire Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Docusign, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Comfort Systems USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000018463 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018463 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.00%
C000018463 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000018463 | Energy
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018463 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000018463 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.60%
C000018463 | Financials
Holdings [Line Items]
Percent of Total Investments	14.70%
C000018463 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.70%
C000018463 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018463 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.10%
C000018463 | Materials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000088638 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C000088638 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000063940 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000063940 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000063941 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000063941 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000063942 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000063942 | U.S. Treasury Bills,
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000063942 | iShares MSCI Japan ETF,
Holdings [Line Items]
Percent of Net Asset Value	53.70%
C000051848 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000051848 | Gilead Sciences, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000051848 | Vertex Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000051848 | Regeneron Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000051848 | AstraZeneca plc,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000051848 | Alnylam Pharmaceuticals, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000051848 | Biogen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000051848 | Argenx SE,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000051848 | United Therapeutics Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051848 | Royalty Pharma plc,A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051848 | Sector Others
Holdings [Line Items]
Percent of Total Investments	3.10%
C000051848 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	19.70%
C000051848 | Health Care
Holdings [Line Items]
Percent of Total Investments	74.00%
C000051848 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	31.00%
C000224815 | Rubrik, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000224815 | Nutanix, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224815 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224815 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224815 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000224815 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000224815 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224815 | Pure Storage, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224815 | Arista Networks, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224815 | Cloudflare, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000224815 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.80%
C000224815 | Information Technology
Holdings [Line Items]
Percent of Total Investments	58.60%
C000224815 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.70%
C000224815 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000224815 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.60%
C000224815 | Financials
Holdings [Line Items]
Percent of Total Investments	0.50%
C000224815 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	0.80%
C000224815 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.60%
C000224813 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000018465 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000018465 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000018465 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000018465 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000018465 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000018465 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000018465 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018465 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000018465 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000018465 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000018465 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.70%
C000018465 | Information Technology
Holdings [Line Items]
Percent of Total Investments	39.30%
C000018465 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.70%
C000018465 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018465 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.70%
C000018465 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.90%
C000018465 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.10%
C000018465 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018465 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018465 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	16.70%
C000018465 | Materials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000038816 | American Tower Corp.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038816 | Prologis, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000038816 | Welltower, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000038816 | Equinix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000038816 | Digital Realty Trust, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000038816 | Simon Property Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038816 | Realty Income Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000038816 | Public Storage,
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000038816 | Crown Castle, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000038816 | CBRE Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038816 | Real Estate
Holdings [Line Items]
Percent of Total Investments	73.40%
C000038816 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.60%
C000038816 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.00%
C000038807 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000038807 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | FTAI Aviation Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | Hims & Hers Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038807 | Rocket Lab Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Mueller Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | HealthEquity, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000038807 | Sector Others
Holdings [Line Items]
Percent of Total Investments	8.10%
C000038807 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.50%
C000038807 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.50%
C000038807 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000038807 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000038807 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000038807 | Financials
Holdings [Line Items]
Percent of Total Investments	15.40%
C000038807 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	14.00%
C000038807 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.60%
C000038807 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	16.20%
C000038807 | Materials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018459 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000018459 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000018459 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000018459 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000018459 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000018459 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000018459 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018459 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000018459 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000018459 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000018459 | Sector Others
Holdings [Line Items]
Percent of Total Investments	4.40%
C000018459 | Information Technology
Holdings [Line Items]
Percent of Total Investments	25.40%
C000018459 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000018459 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.00%
C000018459 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000018459 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.00%
C000018459 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.70%
C000018459 | Financials
Holdings [Line Items]
Percent of Total Investments	11.50%
C000018459 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.80%
C000018459 | Health Care
Holdings [Line Items]
Percent of Total Investments	7.70%
C000018459 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.10%
C000038817 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000038817 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000038817 | QUALCOMM, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000038817 | Lam Research Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038817 | KLA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038817 | Applied Materials, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000038817 | Advanced Micro Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038817 | Texas Instruments, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038817 | Analog Devices, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038817 | Micron Technology, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000038817 | Information Technology
Holdings [Line Items]
Percent of Total Investments	66.90%
C000038817 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	7.70%
C000038817 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	27.30%
C000038818 | Badger Meter, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Mr Cooper Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Brinker International, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | BorgWarner, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Corcept Therapeutics, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Qorvo, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | SPX Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000038818 | Armstrong World Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Dycom Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Stride, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000038818 | Sector Others
Holdings [Line Items]
Percent of Total Investments	7.20%
C000038818 | Information Technology
Holdings [Line Items]
Percent of Total Investments	10.00%
C000038818 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.00%
C000038818 | Energy
Holdings [Line Items]
Percent of Total Investments	3.20%
C000038818 | Industrials
Holdings [Line Items]
Percent of Total Investments	15.50%
C000038818 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.40%
C000038818 | Financials
Holdings [Line Items]
Percent of Total Investments	15.60%
C000038818 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	14.00%
C000038818 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.00%
C000038818 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	9.60%
C000038818 | Materials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000038819 | Palantir Technologies, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038819 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000038819 | Oracle Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038819 | Cisco Systems, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000038819 | International Business Machines Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000038819 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038819 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000038819 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000038819 | Intuit, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000038819 | Salesforce, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000038819 | Information Technology
Holdings [Line Items]
Percent of Total Investments	74.40%
C000038819 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.40%
C000038819 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	19.70%
C000038821 | NextEra Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000038821 | Southern Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000038821 | Constellation Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000038821 | Duke Energy Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000038821 | American Electric Power Co., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038821 | Vistra Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000038821 | Sempra,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038821 | Dominion Energy, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000038821 | Exelon Corp.,
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000038821 | Public Service Enterprise Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000038821 | Utilities
Holdings [Line Items]
Percent of Total Investments	71.90%
C000038821 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	8.10%
C000038821 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	9.60%
C000074108 | Goldman Sachs Group, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000074108 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000074108 | Caterpillar, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000074108 | Visa, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074108 | Home Depot, Inc. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000074108 | McDonald's Corp.,
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074108 | Sherwin-Williams Co. (The),
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074108 | UnitedHealth Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074108 | American Express Co.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074108 | Amgen, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074108 | Sector Others
Holdings [Line Items]
Percent of Total Investments	1.30%
C000074108 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000074108 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000074108 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000074108 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000074108 | Financials
Holdings [Line Items]
Percent of Total Investments	17.90%
C000074108 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	11.40%
C000074108 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074108 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.20%
C000074108 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	31.40%
C000074108 | Materials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074110 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Carlisle Cos., Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Interactive Brokers Group, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | EMCOR Group, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000074110 | Duolingo, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | RB Global, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | US Foods Holding Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Guidewire Software, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Docusign, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Comfort Systems USA, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074110 | Sector Others
Holdings [Line Items]
Percent of Total Investments	4.70%
C000074110 | Information Technology
Holdings [Line Items]
Percent of Total Investments	6.80%
C000074110 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.20%
C000074110 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.50%
C000074110 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074110 | Financials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000074110 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	16.90%
C000074110 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000074110 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.40%
C000074110 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	16.30%
C000074110 | Materials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000074098 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000074098 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000074098 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000074098 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074098 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000074098 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074098 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074098 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074098 | Netflix, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074098 | Costco Wholesale Corp.,
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074098 | Sector Others
Holdings [Line Items]
Percent of Total Investments	0.60%
C000074098 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.80%
C000074098 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000074098 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.90%
C000074098 | Industrials
Holdings [Line Items]
Percent of Total Investments	3.00%
C000074098 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000074098 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.00%
C000074098 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074098 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000074098 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	27.80%
C000074098 | Materials
Holdings [Line Items]
Percent of Total Investments	0.90%
C000074111 | Sprouts Farmers Market, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000074111 | Insmed, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | FTAI Aviation Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Carpenter Technology Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Hims & Hers Health, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000074111 | Rocket Lab Corp.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Applied Industrial Technologies, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Mueller Industries, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | HealthEquity, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Credo Technology Group Holding Ltd.,
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074111 | Sector Others
Holdings [Line Items]
Percent of Total Investments	6.30%
C000074111 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.10%
C000074111 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.70%
C000074111 | Energy
Holdings [Line Items]
Percent of Total Investments	2.80%
C000074111 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.00%
C000074111 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.70%
C000074111 | Financials
Holdings [Line Items]
Percent of Total Investments	11.80%
C000074111 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.80%
C000074111 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.70%
C000074111 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	33.90%
C000074111 | Materials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000074109 | Apple, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000074109 | Microsoft Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074109 | NVIDIA Corp.,
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000074109 | Amazon.com, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074109 | Meta Platforms, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000074109 | Broadcom, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074109 | Alphabet, Inc.,A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074109 | Berkshire Hathaway, Inc.,B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074109 | Tesla, Inc.,
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074109 | Alphabet, Inc.,C
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074109 | Sector Others
Holdings [Line Items]
Percent of Total Investments	4.20%
C000074109 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.00%
C000074109 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.10%
C000074109 | Energy
Holdings [Line Items]
Percent of Total Investments	2.00%
C000074109 | Industrials
Holdings [Line Items]
Percent of Total Investments	5.80%
C000074109 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000074109 | Financials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000074109 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	1.90%
C000074109 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.90%
C000074109 | Health Care
Holdings [Line Items]
Percent of Total Investments	6.40%
C000074109 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	20.10%
C000245674 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000245659 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000231184 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000231749 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000248851 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248850 | Repurchase Agreements with various counterparties,
Holdings [Line Items]
Percent of Net Asset Value	4.10%